Pension Plans And Other Post-Retirement Benefits (Components Of Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4,295	$ 5,313	$ 4,920
Interest cost	14,153	12,660	12,728
Expected return on plan assets	(17,601)	(14,770)	(13,588)
Amortization of prior service cost	277	228	277
Amortization of actuarial loss	2,256	8,169	6,568
Settlement loss			304
Curtailment loss	84
Net periodic benefit cost	3,464	11,600	11,209
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,161	1,525	1,309
Interest cost	2,903	2,579	2,482
Expected return on plan assets	(2,742)	(2,268)	(1,950)
Amortization of prior service cost	(278)	(295)	(299)
Amortization of actuarial loss	260	1,479	1,024
Amortization of regulatory asset			69
Settlement loss			90
Net periodic benefit cost	$ 1,304	$ 3,020	$ 2,725